Basis of preparation and material accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
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Summary of equity interest in subsidiaries
Below are the Company’s main subsidiaries:

Subsidiary name	Equity interest			Place of business	Main activity
	December 31, 2024	December 31, 2023	December 31, 2022

Vista Energy Holding I, S.A. de C.V. (“Vista Holding I”)	100%	100%	100%	Mexico	Holding company
Vista Energy Holding II, S.A. de C.V. (“Vista Holding II”)	100%	100%	100%	Mexico	Exploration and production (1)
Vista Energy Holding III, S.A. de C.V.	100%	100%	100%	Mexico	Services
Vista Energy Holding IV, S.A. de C.V.	100%	100%	100%	Mexico	Services
Vista Oil & Gas Holding V B.V.	100%	100%	100%	Netherland	Holding company
Vista Holding VII S.A.U. (2) (4)	100%	100%	100%	Argentina	Holding company
Vista Argentina (4)	100%	100%	100%	Argentina	Exploration and production (1)
Aleph Midstream S.A. (“Aleph”) (4)	100%	100%	100%	Argentina	Services (3)
Aluvional S.A. (“Aluvional”)	100%	100%	100%	Argentina	Mining and industry

Subsidiary name	Equity interest			Place of business	Main activity
	December 31, 2024	December 31, 2023	December 31, 2022

AFBN S.R.L. (“AFBN”) (4)	100%	100%	100%	Argentina	Exploration and production (1)
VX Ventures Asociación en Participación	100%	100%	100%	Mexico	Holding company

(1)	Its refers to the exploration and production of Natural gas and Crude oil.
(2)
On December 20, 2024, the nationalization of Vista Holding VII S.á.r.l., company originally established in Luxembourg, was registered, adjusting the Company to Argentine legislation, and changing its corporate name to Vista Holding VII S.A.U. (“Vista Holding VII”)

(3)	Including operations related to the capture, treatment, transport and distribution of hydrocarbons and derivatives.
(4)
As of December 31, 2024, the Companies’ directors decided to merge by absorption into Vista Argentina of Vista Holding VII, Aleph, AFBN, with Vista Argentina. It will become effective as from January 1, 2025 and of the date of issuance of these consolidated financial statements is pending approval by the enforcement authority.

Summary of useful lives of property plant and equipment
The Company’s remainder items of property, plant and equipment are depreciated using the straight-line method based on their estimated useful lives, as detailed below:

Buildings	50 years
Machinery and installations	10 years
Equipment and furniture	10 years
Vehicles	5 years
Computer equipment	3 years